Related Party Transactions - Additional Information (Detail) - USD ($)						3 Months Ended		5 Months Ended	12 Months Ended
	Dec. 14, 2021	Aug. 21, 2021	Jul. 31, 2021	Nov. 23, 2020	Nov. 19, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Feb. 03, 2022	Aug. 07, 2020
Related Party Transaction [Line Items]
Capital contribution									$ 15,000,000	$ 0	$ 0
Parent Company [Member]
Related Party Transaction [Line Items]
Capital contribution			$ 15,000,000
General and administrative allocations by parent						$ 4,085	$ 205,900		1,323,915	1,167,432	$ 1,710,595
Master Service Agreement And Shared Service Agreement
Related Party Transaction [Line Items]
Related party transaction amounts of transaction									1,109,345
Master Service Agreement [Member] | Parent Company [Member]
Related Party Transaction [Line Items]
Agreement term period	15 years
Related party outstanding payable						7,489,845
Related party costs						7,336,164
Service agreement fees and expenses settlement days	45 days
Shared ServiceAgreement [Member] | Parent Company [Member]
Related Party Transaction [Line Items]
Agreement term period	15 years
Related party outstanding payable						124,900
Related party costs						128,060
Service agreement fees and expenses settlement days	45 days
ZANITE ACQUISITION CORP [Member]
Related Party Transaction [Line Items]
Related party transaction amounts of transaction						25,000			25,000
ZANITE ACQUISITION CORP [Member] | Related Party Loans [Member]
Related Party Transaction [Line Items]
Debt instrument face value						0
Working Capital Loans						$ 1,500,000		$ 1,500,000	$ 1,500,000
Convertible price for warrants						$ 1			$ 1
Long-term Debt, Gross						$ 0		0	$ 0	0
ZANITE ACQUISITION CORP [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Cash received from acquisition			$ 300,000,000
Sponsor [Member] | ZANITE ACQUISITION CORP [Member]
Related Party Transaction [Line Items]
Related party transaction amounts of transaction						25,000		$ 25,000
Repayment of notes payable to related party current				$ 90,093
Sponsor [Member] | ZANITE ACQUISITION CORP [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument face value												$ 2,000,000
Long-term Debt, Gross						$ 150,000						150,000
Sponsor [Member] | ZANITE ACQUISITION CORP [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Debt instrument face value													$ 300,000
Sponsor [Member] | ZANITE ACQUISITION CORP [Member] | Subsequent Event [Member] | New Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument face value												2,000,000
Long-term Debt, Gross												$ 0
Sponsor [Member] | ZANITE ACQUISITION CORP [Member] | Common Class B [Member]
Related Party Transaction [Line Items]
Stock shares issued during the period						5,750,000		5,750,000
Sponsor [Member] | Founder Shares [Member] | ZANITE ACQUISITION CORP [Member]
Related Party Transaction [Line Items]
Share transfer, trigger price per share						$ 12			$ 12
Number of consecutive trading days for determining share price						20 days			20 days
Number of trading days for determining share price						30 days			30 days
Class of warrant or right, threshold trading days for exercise from date of business combination						150 days			150 days
Office Space Secretarial and Administrative Services [Member] | ZANITE ACQUISITION CORP [Member]
Related Party Transaction [Line Items]
Related party transaction amounts of transaction					$ 10,000
AccountsPayableRelatedPartiesCurrent									$ 90,000
Related party transaction expenses						$ 30,000		$ 10,000	$ 120,000
Office Space Secretarial and Administrative Services [Member] | ZANITE ACQUISITION CORP [Member] | Accrued Liabilities [Member]
Related Party Transaction [Line Items]
AccountsPayableRelatedPartiesCurrent								$ 10,000		$ 10,000
ERJ [Member]
Related Party Transaction [Line Items]
Proceeds from contributed capital		$ 15,000,000